Taxation (Details) $ in Thousands, ¥ in Millions, $ in Millions		3 Months Ended		24 Months Ended	36 Months Ended	60 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2027 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Taxation [Line Items]
Profits tax rate (in Dollars)		$ (36)	$ 140
Accounting standards, percentage		25.00%
Preferential tax rate		15.00%
Reduction income tax rate		15.00%
Taxable income (in Yuan Renminbi)		$ 119	$ 58
Valuation allowances		50,916					$ 49,376
Deferred tax assets, net operating loss carryforwards		12,896					11,961
Valuation allowances		14,756					13,803	$ 13,840
Hong Kong [Member]
Taxation [Line Items]
Profits tax rate (in Dollars)	$ 2
Assessable profit percentage	8.25%
PRC [Member]
Taxation [Line Items]
Preferential tax rate				5.00%	5.00%	5.00%
Taxable income (in Yuan Renminbi) | ¥				¥ 1		¥ 3
Net operating loss carryforwards		$ 82,378					$ 87,396
PRC [Member] | Minimum [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi) | ¥					¥ 1
PRC [Member] | Maximum [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi) | ¥					¥ 3